16. Related Parties (Annual) (Details Narrative)	2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 11, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares
Related Party Transaction [Line Items]
Proceeds from Related Party Debt					$ 300,000
Stock Options available | shares				4,000,000	1,850,000	1,850,000
Proceeds from Convertible Debt			$ (27,562)
Forte Fixtures Millworks [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 300,000
Debt acquired by related party, principal					$ 150,000
Debt acquired by related party, interest					70,000
Convertible Debentures					350,000	$ 207,000
Payments on Loan					$ 445,020
Stock option term					2 years
Stock Options available | shares					134,508	134,508
Warrant exercised, share | shares					3.75
Proceeds from Convertible Debt					$ 630,506